Investment Portfolio - July 31, 2020
(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Blended Asset Extended Series - Class R6	621,926	$7,749,199
Manning & Napier Blended Asset Maximum Series - Class R6	1,621,341	22,958,182
TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $26,352,525)		30,707,381
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(38,742)
NET ASSETS - 100%		$30,668,639

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$30,707,381	$30,707,381	$—	$—
Total assets	$30,707,381	$30,707,381	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended July 31, 2020 is set forth below:

TARGET 2045 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 7/31/20	SHARES HELD AT 7/31/20	DIVIDEND INCOME 11/1/19 THROUGH 7/31/20	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/19 THROUGH 7/31/20	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset
Extended Series - Class R6	$5,075,474	$2,571,628	$609,326	$7,749,199	621,926	$86,114	$74,924	$636,499
Maximum Series - Class R6	21,219,701	2,736,205	3,573,359	22,958,182	1,621,341	197,264	494,779	2,080,855
	$26,295,175	$5,307,833	$4,182,685	$30,707,381		$283,378	$569,703	$2,717,354

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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